Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of revenue

The Group disaggregates revenue from contracts with customers by type of service, by timing of revenue recognition, and by geographical market. Management considers these categories best depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

By type of service	2025	2024	2023
	€’000	€’000	€’000
Engineering, installation and annual maintenance contracts	4,135	578	-
Bulk LPG deliveries	4,550	436	-
LPG cylinder sales	3,555	377	-
Metered LPG utility services	2,170	214	-
Hydrogen engineering and advisory services	5	-	4,144
Total Revenue	14,415	1,605	4,144

By timing of revenue recognition	2025	2024	2023
	€’000	€’000	€’000
Revenue recognised over time	4,135	578
Revenue recognised at a point in time	10,280	1,027	4,144
Total Revenue	14,415	1,605	4,144

Schedule of revenue by geographical market
By geographical market	2025	2024	2023
	€’000	€’000	€’000
United Arab Emirates	14,410	1,605	-
Spain	5	-	-
Portugal	-	-	4,144
Total Revenue	14,415	1,605	4,144